Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable
Schedule of accounts receivable

	December 31,
	2021	2020

	(in US$’000)
Accounts receivable—third parties	82,434	46,743
Accounts receivable—related parties (Note 24(ii))	1,166	1,222
Allowance for credit losses	(20)	(95)
Accounts receivable, net	83,580	47,870

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2021	2020

	(in US$’000)
Not later than 3 months	78,288	42,434
Between 3 months to 6 months	2,867	3,118
Between 6 months to 1 year	78	23
Later than 1 year	1,201	1,168
Account receivable—third parties	82,434	46,743

Schedule of movements on the allowance for credit losses

	2021	2020	2019

	(in US$’000)
As at January 1	95	16	41
Increase in allowance for credit losses	16	95	16
Decrease in allowance due to subsequent collection	(92)	(18)	(41)
Exchange difference	1	2	—
As at December 31	20	95	16